Trade receivables and other current assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 2,213	€ 2,217
Prepaid expenses related to insurance for Directors and Officers	600
Current advances to suppliers	3,043	805
2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	2,500
2020 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		1,900
Nanobiotix S.A. | 2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	2,272
Nanobiotix S.A. | 2020 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		1,858
Curadigm SAS | 2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	218
Curadigm SAS | 2020 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		69
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 1,000	€ 1,600